Investments - Additional Information - Teekay LNG - BG International Limited Joint Venture (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	6 Months Ended
	Jun. 30, 2014 Vessel	Jun. 30, 2014
Net Investment Income [Line Items]
Expected cost of project		$ 1,500
BG International Limited [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member]
Net Investment Income [Line Items]
Volume of vessels	174,000
Expected cost of project	1,000
Teekay LNG [Member] | BG International Limited [Member] | Newbuildings [Member]
Net Investment Income [Line Items]
Number of vessels	2
Teekay LNG [Member] | BG International Limited [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member]
Net Investment Income [Line Items]
Number of vessels	4
Operating lease arrangement period, lessor		20 years
Investments in joint venture	20.3	20.3
Fair value of service obligation	30.2	30.2
Fair value of amount due	16.5	16.5
Ownership Percentage	30.00%	30.00%
Teekay LNG [Member] | BG International Limited [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member] | Scenario, Forecast [Member]
Net Investment Income [Line Items]
Ship construction support	36.7
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member]
Net Investment Income [Line Items]
Number of vessels	2
Teekay LNG [Member] | BG Joint Venture [Member] | Newbuildings [Member] | Shipbuilding supervision and crew training services [Member]
Net Investment Income [Line Items]
Number of vessels	4
Expected cost of project	1,000
Ownership Percentage	20.00%	20.00%
Excess of book value over the investment	$ 13.7	$ 13.7